Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD BOND INDEX FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 26, 2018
Supplement [Text Block]	bondindex_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Total Bond Market Index Fund

Supplement to the Prospectus and Summary Prospectus Dated April 26, 2018

Effective on or around July 26, 2018, Vanguard Total Bond Market Index Fund will transfer the primary listing for its ETF Shares (“Vanguard Total Bond Market ETF” or “Fund”) to The Nasdaq Stock Market. The Fund will no longer be listed on NYSE Arca. All references to “NYSE Arca”, specifically with respect to the listing exchange for the Fund in the Prospectus and Summary Prospectus, are hereby changed to “Nasdaq”.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor. PS 984 072018
ETF | Vanguard Total Bond Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bondindex_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Total Bond Market Index Fund

Supplement to the Prospectus and Summary Prospectus Dated April 26, 2018

Effective on or around July 26, 2018, Vanguard Total Bond Market Index Fund will transfer the primary listing for its ETF Shares (“Vanguard Total Bond Market ETF” or “Fund”) to The Nasdaq Stock Market. The Fund will no longer be listed on NYSE Arca. All references to “NYSE Arca”, specifically with respect to the listing exchange for the Fund in the Prospectus and Summary Prospectus, are hereby changed to “Nasdaq”.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor. PS 984 072018